UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, Principal Executive Officer Forward Funds 101 California Street, 16th Floor San Francisco, CA 94111 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund.

Schedule of Investments (Note 1) (Unaudited)

Salient Adaptive Balanced Fund

September 30, 2017

			Value
Shares		Allocation	(Note 1)

Affiliated Investment Companies: 80.46%

1,131,295	Salient Adaptive Growth Fund - Class I	24.82%	$8,507,341
160,316	Salient Adaptive US Equity Fund - Institutional Class	18.82%	6,447,911
785,770	Salient International Dividend Signal Fund - Institutional Class	15.94%	5,461,103
60,719	Salient International Real Estate Fund - Institutional Class	2.56%	876,786
71,515	Salient Select Income Fund - Institutional Class	4.92%	1,684,883
153,476	Salient Tactical Muni & Credit Fund - Institutional Class	3.48%	1,192,512
430,505	Salient Trend Fund - Class I	9.92%	3,400,992

	Total Affiliated Investment Companies (Cost $25,906,105)		27,571,528

Exchange-Traded Funds: 17.89%

25,781	iShares® 7-10 Year Treasury Bond ETF	8.01%	2,746,192
33,834	iShares® Emerging Markets High Yield Bond ETF	5.01%	1,718,463
14,046	iShares® iBoxx $ High Yield Corporate Bond ETF	3.64%	1,246,723
9,404	iShares® MSCI Emerging Markets ETF	1.23%	421,393

	Total Exchange-Traded Funds (Cost $6,003,569)		6,132,771

	Total Investments: 98.35% (Cost $31,909,674)		33,704,299

	Net Other Assets and Liabilities: 1.65%		564,070

	Net Assets: 100.00%		$34,268,369

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

Schedule of Investments (Note 1) (Unaudited)

Salient Adaptive Income Fund

September 30, 2017

Shares		Allocation	Value (Note 1)

Affiliated Investment Companies: 58.46%

270,827	Salient International Dividend Signal Fund - Institutional Class	15.04%	$1,882,245
88,474	Salient International Real Estate Fund - Institutional Class	10.21%	1,277,558
103,113	Salient Select Income Fund - Institutional Class	19.41%	2,429,349
222,330	Salient Tactical Muni & Credit Fund - Institutional Class	13.80%	1,727,505

	Total Affiliated Investment Companies (Cost $6,976,547)		7,316,657

Exchange-Traded Funds: 39.47%

49,273	iShares® Emerging Markets High Yield Bond ETF	19.99%	2,502,625
20,588	iShares® iBoxx $ High Yield Corporate Bond ETF	14.60%	1,827,391
13,627	iShares® MSCI Emerging Markets ETF	4.88%	610,626

	Total Exchange-Traded Funds (Cost $4,763,452)		4,940,642

	Total Investments: 97.93% (Cost $11,739,999)		12,257,299

	Net Other Assets and Liabilities: 2.07%		259,057

	Net Assets: 100.00%		$12,516,356

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

Schedule of Investments (Note 1) (Unaudited)

Salient Adaptive US Equity Fund

September 30, 2017

Shares		Value (Note 1)

Exchange-Traded Funds: 88.19%

151,859	Financial Select Sector SPDR® Fund	$3,927,074
69,090	Materials Select Sector SPDR® Fund	3,924,312
29,209	Vanguard Industrials ETF	3,921,600
25,742	Vanguard Information Technology ETF	3,912,527

	Total Exchange-Traded Funds (Cost $13,899,532)	15,685,513

	Total Investments: 88.19% (Cost $13,899,532)	15,685,513

	Net Other Assets and Liabilities: 11.81%	2,101,314(a)

	Net Assets: 100.00%	$17,786,827

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Gain/(Loss)
E-Mini S&P 500® Futures	53	December 2017	$6,667,665	$ 54,682
Total Futures Contracts			$6,667,665	$ 54,682

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

Schedule of Investments (Note 1) (Unaudited)

Salient EM Infrastructure Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 89.73%

Brazil: 10.72%
262,500	CCR SA	$1,475,301
113,000	Companhia Energetica de Minas Gerais, Sponsored ADR	280,240
64,000	Cosan SA Industria e Comercio	729,893
192,000	Ecorodovias Infraestrutura e Logistica SA	692,913
31,759	SLC Agricola SA(a)	248,786
19,450	Ultrapar Participacoes SA, Sponsored ADR	463,299
		3,890,432

Chile: 3.39%
900,900	Aguas Andinas SA, Class A	573,195
3,212,600	Enel Americas SA	657,779
		1,230,974

China: 27.53%
1,009,500	China Communications Services Corp., Ltd., Class H	519,508
299,300	China Railway Construction Corp., Ltd., Class H	379,317
482,400	China Railway Group, Ltd., Class H	398,933
230,500	ENN Energy Holdings, Ltd.	1,670,119
755,600	Jiangsu Expressway Co., Ltd., Class H	1,156,866
1,504,100	Qingdao Port International Co., Ltd., Class H	958,884
475,000	Shenzhen International Holdings, Ltd.	892,647
2,038,900	SITC International Holdings Co., Ltd.	1,847,945
2,173,200	Yuexiu Transport Infrastructure, Ltd.	1,633,044
432,000	Zhejiang Expressway Co., Ltd., Class H	536,986
		9,994,249

Hong Kong: 7.10%
355,595	COSCO SHIPPING Ports, Ltd.	395,581
794,000	Guangdong Investment, Ltd.	1,132,311
1,006,000	HKBN, Ltd.	1,050,868
		2,578,760

Indonesia: 1.95%
718,900	Jasa Marga Persero Tbk PT	298,897
3,495,000	Perusahaan Gas Negara Persero Tbk PT	408,688
		707,585

Malaysia: 3.72%
398,910	Tenaga Nasional Bhd	1,352,846

Mexico: 11.52%
244,900	Grupo Aeroportuario del Centro Norte SAB de CV	1,354,683
6,900	Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	707,457
630,233	PLA Administradora Industrial S de RL de CV	1,084,997

97,950	Promotora y Operadora de Infraestructura SAB de CV	1,034,150
		4,181,287

Norway: 1.27%
50,200	Hoegh LNG Holdings, Ltd.	463,268

Philippines: 3.64%
2,698,700	CEMEX Holdings Philippines, Inc.(a)	267,216
4,900	Globe Telecom, Inc.	197,738
153,600	Manila Electric Co.	855,694
		1,320,648

Russia: 3.98%
16,695	LUKOIL PJSC, Sponsored ADR	885,336
53,500	Mobile TeleSystems PJSC, Sponsored ADR	558,540
		1,443,876

Singapore: 3.66%
23,000	China Yuchai International, Ltd.	511,980
577,900	Hutchison Port Holdings Trust	248,497
145,000	Singapore Technologies Engineering Ltd.	367,724
231,483	Symphony International Holding(a)	199,770
		1,327,971

South Korea: 1.46%
31,600	Korea Electric Power Corp., Sponsored ADR	529,616

Thailand: 3.95%
1,941,000	BTS Rail Mass Transit Growth Infrastructure Fund	663,490
2,376,400	TTW PCL	769,569
		1,433,059

Turkey: 3.31%
140,000	Aygaz AS	591,757
122,900	TAV Havalimanlari Holding AS	608,817
		1,200,574

Vietnam: 2.53%
119,800	PetroVietnam Gas JSC	364,252
475,310	PetroVietnam Nhon Trach 2 Power JSC	555,276
		919,528

	Total Common Stocks
	(Cost $30,254,201)	32,574,673

Limited Partnerships: 1.03%

Bermuda: 1.03%
20,100	Hoegh LNG Partners LP	372,855

	Total Limited Partnerships
	(Cost $368,344)	372,855

Participation Notes: 2.49%

India: 1.18%
103,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19	427,090

Pakistan: 1.31%
450,000	HUB Power Co., Ltd, Sponsored GDR (Participation Notes issued by Macquarie Bank, Ltd.), expiring 03/29/2019	477,481

	Total Participation Notes (Cost $914,999)	904,571
Preferred Stocks: 3.40%

Brazil: 3.40%
363,300	Cia De Saneamento Do Parana	1,233,120

	Total Preferred Stocks (Cost $1,271,760)	1,233,120

	Total Investments: 96.65% (Cost $32,809,304)	35,085,219

	Net Other Assets and Liabilities: 3.35%	1,216,172

	Net Assets: 100.00%	$36,301,391

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Schedule of Investments (Note 1) (Unaudited)

Salient International Dividend Signal Fund

September 30, 2017

Shares		Value (Note 1)

Common Stocks: 91.90%

Australia: 1.14%
71,021	Sonic Healthcare, Ltd.	$1,164,873

Brazil: 1.21%
81,545	Ambev SA, Sponsored ADR	537,381
88,841	SLC Agricola SA(a)	695,940
		1,233,321

Canada: 1.12%
49,800	Shaw Communications, Inc., Class B	1,145,898

China: 5.16%
386,000	China Gas Holdings, Ltd.	1,156,281
1,405,400	China Machinery Engineering Corp., Class H	877,970
222,352	Sinopharm Group Co., Ltd., Class H	979,173
2,489,800	SITC International Holdings Co., Ltd.	2,256,616
		5,270,040

France: 9.68%
47,728	AXA SA(b)	1,443,526
22,930	Danone SA(b)	1,798,693
9,000	LVMH Moet Hennessy Louis Vuitton SE(b)	2,483,233
8,224	Orpea(b)	973,939
20,600	Schneider Electric SE(b)	1,792,682
5,731	Unibail-Rodamco SE	1,393,643
		9,885,716

Georgia: 1.02%
23,900	BGEO Group Plc	1,044,048

Germany: 2.13%
102,698	RIB Software SE(b)	2,178,751

Hong Kong: 2.81%
1,481,400	Guangdong Investment, Ltd.	2,112,601
47,000	Sun Hung Kai Properties, Ltd.	763,519
		2,876,120

India: 1.43%
100,400	Infosys, Ltd., Sponsored ADR	1,464,836

Indonesia: 3.24%
5,097,907	Astra Graphia Tbk PT	535,566
2,620,300	Bank Mandiri Persero Tbk PT	1,308,302

7,950,807	Kalbe Farma Tbk PT	$982,856
4,117,000	Perusahaan Gas Negara Persero Tbk	481,422
		3,308,146

Japan: 11.70%
149,000	Broadleaf Co., Ltd.	1,280,453
9,820	Disco Corp.	1,997,599
89,900	Kuraray Co., Ltd.(b)	1,680,956
121,400	Santen Pharmaceutical Co., Ltd.(b)	1,912,839
30,400	Tokio Marine Holdings, Inc.	1,189,254
42,771	United Arrows, Ltd.	1,554,618
55,758	Zenkoku Hosho Co., Ltd.(b)	2,341,316
		11,957,035

Malaysia: 1.46%
1,022,030	Globetronics Technology BHD	1,488,569

Mexico: 0.70%
412,757	PLA Administradora Industrial S de RL de CV	710,595

Netherlands: 5.12%
30,000	IMCD Group NV	1,839,511
82,684	Koninklijke Ahold Delhaize NV	1,545,998
42,102	Koninklijke Vopak NV	1,846,360
		5,231,869

Norway: 2.47%
127,420	Marine Harvest ASA(b)	2,519,763

Philippines: 3.50%
6,243,000	CEMEX Holdings Philippines, Inc.(a)	618,161
9,181,952	D&L Industries, Inc.	1,825,564
21,550	Globe Telecom, Inc.	869,644
2,210,400	Xurpas, Inc.	258,463
		3,571,832

Russia: 2.08%
40,094	LUKOIL PJSC, Sponsored ADR(b)	2,126,185

Singapore: 2.39%
84,381	China Yuchai International, Ltd.(b)	1,878,321
647,625	Symphony International Holding(a)	558,900
		2,437,221

Spain: 0.03%
11,000	Prosegur Cash SA(a)	33,087

Sri Lanka: 2.37%
1,323,138	Commercial Bank of Ceylon Plc	930,899
606,438	Hatton National Bank Plc	753,888
17,918,874	Piramal Glass Ceylon Plc	737,450
		2,422,237

Sweden: 1.93%
39,984	Investor AB, Class B(b)	$1,974,924

Switzerland: 7.17%
794	Givaudan SA	1,727,638
3,842	Partners Group Holding AG	2,606,696
37,480	Roche Holding AG, Sponsored ADR(b)	1,199,360
105,076	UBS Group AG	1,795,846
		7,329,540

Taiwan: 2.45%
46,780	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)	1,756,589
455,700	Wah Lee Industrial Corp.	749,131
		2,505,720

Thailand: 0.77%
2,445,043	TTW PCL	791,798

Turkey: 1.20%
247,650	TAV Havalimanlari Holding AS	1,226,799

United Kingdom: 12.84%
775,000	Booker Group Plc(b)	2,128,926
522,500	BT Group Plc(b)	1,987,726
40,889	Derwent London Plc	1,530,868
85,363	GlaxoSmithKline Plc	1,702,642
199,100	Inchcape Plc(b)	2,302,433
82,398	Prudential Plc	1,972,534
16,084	WPP Plc, Sponsored ADR(b)	1,492,595
		13,117,724

United States: 3.30%
589,900	Samsonite International SA	2,529,783
12,000	Schlumberger, Ltd.	837,120
		3,366,903

Vietnam: 1.48%
755,410	PetroVietnam Nhon Trach 2 Power JSC	882,500
95,460	Vietnam Dairy Products JSC	626,697
		1,509,197

	Total Common Stocks (Cost $75,170,126)	93,892,747

Participation Notes: 3.23%

Bangladesh: 1.28%
258,400	Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,307,904

India: 1.32%
325,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19	1,347,615

Pakistan: 0.63%
375,500	Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 03/29/19	$644,132

	Total Participation Notes (Cost $3,632,364)	3,299,651

Preferred Stocks: 2.64%

Brazil: 0.50%
150,000	Cia De Saneamento Do Parana	509,133

Germany: 2.14%
35,479	Sixt SE(b)	2,184,692

	Total Preferred Stocks (Cost $1,502,140)	2,693,825

Principal Amount		Currency	Value (Note 1)

Collateralized Mortgage Obligations: 1.08%

United States: 1.08%
	FNMA REMICS
184,502	3.000%, 09/25/27(c)	USD	$16,777
66,775	4.500%, 12/25/20(c)	USD	1,447
5,251	5.000%, 03/25/23(c)	USD	77
7,634	5.000%, 03/25/24(c)	USD	243
1,169,802	1M US L + 6.480%, 04/25/42(c)(d)	USD	204,772
198,801	1M US L + 6.680%, 07/25/41(c)(d)	USD	37,142
282,475	1M US L + 7.800%, 04/25/32(c)(d)	USD	49,564
	FHLMC REMICS
4,637,133	2.500%, 04/15/28(c)	USD	337,068
1,266,844	3.000%, 06/15/26(c)	USD	89,336
1,223,126	3.000%, 06/15/27(c)	USD	114,583
908,143	3.000%, 09/15/31(c)	USD	85,125
493,631	3.500%, 04/15/30(c)	USD	26,771
142,573	4.000%, 12/15/23(c)	USD	1,739
66,548	5.000%, 02/15/24(c)	USD	2,429
255,757	1M US L + 7.200%, 09/15/26(c)(d)	USD	37,746
	GNMA, REMICS
561,473	1M US L + 6.600%, 09/16/33(c)(d)	USD	104,889
			1,109,708

	Total Collateralized Mortgage Obligations (Cost $2,902,749)		1,109,708

Corporate Bonds: 2.78%

Canada: 0.73%
1,000,000	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (7.5*(USISDA30–USISDA05)) - 1.875%, 08/28/34(d)	USD	741,250

United States: 2.05%
1,000,000	Citigroup, Inc., Sr. Unsec. Medium-Term Notes 4*(USISDA30-USISDA02-0.250%), 09/29/34(d)	USD	731,200
978,000	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD 5*(USISDA30-USISDA02-0.875%), 09/29/34(d)	USD	625,920
984,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes 5*(USISDA30-USISDA02), 08/29/34(d)	USD	738,000
			2,095,120

	Total Corporate Bonds (Cost $3,851,915)		2,836,370

Government Bonds: 0.28%

Eqypt: 0.28%
5,000,000	Egypt Treasury Bond 16.750%, 09/06/19	EGP	285,473

	Total Government Bonds (Cost $266,899)		285,473

	Total Investments: 101.91% (Cost $87,326,193)		104,117,774

	Net Other Assets and Liabilities: (1.91)%		(1,951,630)(e)

	Net Assets: 100.00%		$102,166,144

Percentages are stated as a percent of net assets.

LIBOR/Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2017 was 1.230%

USISDA02 - 2-Year ICE Swap Rate as of September 30, 2017 was 1.726%

USISDA05 - 5-Year ICE Swap Rate as of September 30, 2017 was 1.992%

USISDA30 - 30-Year ICE Swap Rate as of September 30, 2017 was 2.536%

(a)	Non-income producing security.

(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $33,852,289, representing 33.13% of net assets.

(c)	Interest only security.

(d)	Variable rate investment. Interest rates reset periodically. The reference rate and spread are indicated in the description above, along with the reference rate in effect at September 30, 2017.

(e)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Gain/(Loss)
MSCI EAFE® Index Futures	15	December 2017	$1,483,800	$ 6,944
MSCI Emerging Markets E-Mini Futures	8	December 2017	435,720	(7,297)
Total Futures Contracts			$1,919,520	$ (353)

Investment Abbreviations:

ADR - American Depositary Receipt

EAFE - Europe, Australasia, Far East

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR – London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Unsec. - Unsecured

Currency Abbreviations:

EGP - Egyptian Pound

USD - U.S. Dollar

Schedule of Investments (Note 1) (Unaudited)

Salient International Real Estate Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 87.98%

Australia: 7.61%
535,600	Garda Diversified Property Fund	$495,747
259,600	Mirvac Group	466,314
139,000	Scentre Group	428,494
69,500	Westfield Corp.	427,404
		1,817,959

Austria: 1.71%
13,625	BUWOG AG	408,382

Canada: 2.61%
8,700	Boardwalk REIT	265,027
20,800	H&R REIT	359,072
		624,099

France: 4.63%
4,571	Gecina SA	741,219
9,300	Klepierre	365,034
		1,106,253

Germany: 2.67%
19,000	alstria office REIT AG	271,382
8,600	Vonovia SE	365,917
		637,299

Hong Kong: 10.09%
121,660	Henderson Land Development Co., Ltd.	805,969
43,000	Hongkong Land Holdings, Ltd.	309,600
74,000	Link REIT	599,646
205,400	Swire Properties, Ltd.	696,797
		2,412,012

Italy: 5.21%
900,000	Beni Stabili SpA	780,764
50,000	COIMA RES SpA(a)	463,896
		1,244,660

Japan: 18.62%
51,000	Mitsubishi Estate Co., Ltd.	886,750
43,000	Mitsui Fudosan Co., Ltd.	932,415
160	NIPPON REIT Investment Corp.	459,987
10,700	Nomura Real Estate Holdings, Inc.	228,026
51,100	NTT Urban Development Corp.	508,616
29,000	Sumitomo Realty & Development Co., Ltd.	877,538
43,600	Tokyo Tatemono Co., Ltd.	557,568
		4,450,900

Netherlands: 1.09%
5,100	InterXion Holding NV(b)	259,743

Singapore: 5.76%
172,600	CapitaLand, Ltd.	455,533
514,700	Keppel REIT	447,747
78,900	UOL Group, Ltd.	472,312
		1,375,592

Spain: 3.69%
59,300	Inmobiliaria Colonial SA	588,308
30,200	Lar Espana Real Estate Socimi SA	293,400
		881,708

Sweden: 3.00%
18,400	Fabege AB	377,267
19,900	Hufvudstaden AB, Class A	339,611
		716,878

United Kingdom: 21.29%
35,300	Belmond, Ltd., Class A(b)	481,845
159,500	Capital & Counties Properties Plc	565,744
23,700	Derwent London Plc	887,319
82,650	Great Portland Estates Plc	676,689
46,900	Hammerson Plc	337,483
121,200	Helical Plc	488,036
21,375	Land Securities Group Plc	278,548
95,640	Segro Plc	686,925
57,700	Workspace Group Plc	686,197
		5,088,786

	Total Common Stocks (Cost $18,872,022)	21,024,271

	Total Investments: 87.98% (Cost $18,872,022)	21,024,271

	Net Other Assets and Liabilities: 12.02%	2,873,389

	Net Assets: 100.00%	$23,897,660

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $463,896, representing 1.94% of net assets.

(b)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments (Note 1) (Unaudited)

Salient International Small Cap Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 97.38%

Africa: 0.31%
281,215	Africa Oil Corp.(a)	$382,899

Australia: 6.24%
94,475	carsales.com, Ltd.	950,783
21,134	Domino’s Pizza Enterprises, Ltd.	759,582
431,058	Link Administration Holdings, Ltd.	2,546,059
131,247	OZ Minerals, Ltd.	763,891
204,581	Pact Group Holdings, Ltd.	840,881
34,737	REA Group, Ltd.	1,825,597
		7,686,793

Belgium: 2.86%
22,986	Bekaert SA	1,102,444
22,133	D’Ieteren SA NV	1,015,493
23,876	KBC Ancora	1,405,874
		3,523,811

Cayman Islands: 0.20%
27,000	Secoo Holding, Ltd., ADR(a)	240,300

China: 0.53%
1,152,000	Best Pacific International Holdings, Ltd., Class H	648,881

Finland: 1.74%
27,534	Cramo Oyj	722,768
72,434	Valmet Oyj	1,423,691
		2,146,459

France: 9.09%
67,246	Altran Technologies SA	1,236,680
13,407	BioMerieux SA	1,091,297
34,816	Cie Plastic Omnium SA	1,489,391
29,797	Lectra	935,366
11,261	SOITEC(a)	738,538
17,205	Teleperformance	2,568,261
10,614	Trigano SA	1,643,355
34,982	Worldline SA(a)	1,482,641
		11,185,529

Germany: 7.62%
7,382	Aumann AG(a)	745,097
12,243	CANCOM SE	918,846

87,256	Ceconomy AG	1,027,464
7,534	Duerr AG	1,007,538
11,144	HUGO BOSS AG	982,433
37,693	Jenoptik AG	1,248,942
13,146	Koenig & Bauer AG	1,083,414
12,567	LEG Immobilien AG	1,271,264
26,949	Scout24 AG	1,102,046
		9,387,044

Hong Kong: 1.61%
830,500	HKBN, Ltd.	867,541
258,600	Samsonite International SA	1,109,004
		1,976,545

Ireland: 2.33%
255,568	Dalata Hotel Group Plc(a)	1,670,370
38,362	Smurfit Kappa Group Plc	1,201,513
		2,871,883

Italy: 4.51%
85,183	Brembo SpA	1,441,707
176,989	Credito Emiliano SpA	1,590,841
51,434	Datalogic SpA	1,809,715
32,129	Fila SpA	716,176
		5,558,439

Japan: 30.62%
71,400	77 Bank, Ltd.	1,764,616
26,700	Aeon Delight Co., Ltd.	1,002,511
54,800	Alps Electric Co., Ltd.	1,445,912
29,400	Anicom Holdings, Inc.	756,392
19,000	Bank of Kyoto, Ltd.	965,830
18,700	cocokara fine, Inc.	1,066,910
53,400	D.A. Consortium Holdings, Inc.	903,564
32,600	DeNA Co., Ltd.	730,657
41,700	Don Quijote Holdings Co., Ltd.	1,558,307
33,600	Dowa Holdings Co., Ltd.	1,231,726
43,400	Glory, Ltd.	1,536,983
35,800	Hitachi Capital Corp.	850,737
11,607	Hoshizaki Corp.	1,020,158
14,200	Investors Cloud Co., Ltd.	844,239
1,266	Japan Hotel REIT Investment Corp.	799,934
81,700	JTEKT Corp.	1,131,203
42,900	Kanamoto Co., Ltd.	1,353,433
296	Kenedix Retail REIT Corp.	615,017
127,600	Kinden Corp.	2,054,754
33,600	Maxell Holdings, Ltd.	754,264
93,100	MINEBEA MITSUMI, Inc.	1,456,174
29,700	Nabtesco Corp.	1,103,275
15,500	Nihon M&A Center, Inc.	757,609
24,600	Otsuka Corp.	1,576,236
34,000	Pola Orbis Holdings, Inc.	1,028,838
60,400	Sodick Co., Ltd.	747,183
98,300	Sumco Corp.	1,546,243
41,000	Sundrug Co., Ltd.	1,697,934
68,000	Persol Holdings Co., Ltd.	1,585,105
97,900	Tokyo Steel Manufacturing Co., Ltd.	806,517
81,500	Tokyo Tatemono Co., Ltd.	1,042,244
164,000	Toshiba Machine Co., Ltd.	894,877

63,500	Toshiba Plant Systems & Services Corp.	1,067,692
		37,697,074

Netherlands: 3.03%
17,577	BE Semiconductor Industries NV	1,222,566
10,657	Refresco Group NV	214,627
35,354	TKH Group NV	2,296,500
		3,733,693

New Zealand: 0.64%
296,799	Spark New Zealand, Ltd.	782,480

Singapore: 0.90%
1,130,107	Keppel DC REIT	1,103,905

Spain: 1.23%
179,995	NH Hotel Group SA	1,206,215
3,536	Vidrala SA	311,141
		1,517,356

Sweden: 3.71%
52,441	Concentric AB	886,905
159,632	Coor Service Management Holding AB	1,136,743
99,476	Hemfosa Fastigheter AB	1,264,075
124,402	Husqvarna AB	1,279,928
		4,567,651

Switzerland: 5.10%
16,873	BKW AG	1,013,234
53,971	Clariant AG	1,293,052
1,622	Helvetia Holding AG	881,058
10,563	Implenia AG	698,673
3,490	Komax Holding AG	1,004,634
16,897	Sunrise Communications Group AG	1,392,452
		6,283,103

United Kingdom: 15.11%
245,203	Arrow Global Group Plc	1,404,646
316,637	BBA Aviation Plc	1,266,092
299,393	Card Factory Plc	1,236,056
1,309,907	Coats Group Plc	1,372,626
136,475	Essentra Plc	1,010,393
87,585	IG Group Holdings Plc	752,303
187,526	Informa Plc	1,688,634
78,998	Jardine Lloyd Thompson Group Plc	1,295,694
153,290	JD Sports Fashion Plc	769,255
563,217	Melrose Industries Plc	1,606,025
281,282	Moneysupermarket.com Group Plc	1,198,599
196,658	On the Beach Group Plc	1,040,911
244,531	Polypipe Group Plc	1,381,464
33,913	Secure Trust Bank Plc	804,349
16,692	Spirax-Sarco Engineering Plc	1,235,792
45,767	Vedanta Resources Plc	534,778
		18,597,617

	Total Common Stocks

(Cost $87,576,019)	119,891,462

Total Investments: 97.38% (Cost $87,576,019)	119,891,462

Net Other Assets and Liabilities: 2.62%	3,225,262

Net Assets: 100.00%	$123,116,724

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

Schedule of Investments (Note 1) (Unaudited)

Salient Real Estate Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 91.00%

Healthcare Providers & Services: 0.41%
111,700	Genesis Healthcare, Inc.(a)	$129,572

Hotels, Restaurants & Leisure: 2.23%
51,800	Belmond, Ltd., Class A(a)	707,070

Real Estate Operating/Development: 1.97%
24,500	Forest City Realty Trust, Inc., Class A	624,995

REITs-Apartments: 9.70%
5,000	American Campus Communities, Inc.	220,750
4,900	AvalonBay Communities, Inc.	874,258
31,400	Clipper Realty, Inc.	336,294
12,700	Equity Residential	837,311
3,200	Essex Property Trust, Inc.	812,896
		3,081,509

REITs-Diversified: 12.79%
12,200	Alexander & Baldwin, Inc.	565,226
20,800	American Assets Trust, Inc.	827,216
28,900	Farmland Partners, Inc.	261,256
3,500	Howard Hughes Corp.(a)	412,755
4,800	JBG SMITH Properties(a)	164,208
38,038	Resource Capital Corp.	410,050
31,500	Urstadt Biddle Properties, Inc., Class A	683,550
9,600	Vornado Realty Trust	738,048
		4,062,309

REITs-Healthcare: 10.14%
74,500	Brookdale Senior Living, Inc.(a)	789,700
25,600	Capital Senior Living Corp.(a)	321,280
68,500	MedEquities Realty Trust, Inc.	804,875
45,000	Sabra Health Care REIT, Inc.	987,300
4,500	Welltower, Inc.	316,260
		3,219,415

REITs-Hotels: 5.55%
85,423	Ashford Hospitality Prime, Inc.	811,519
44,576	Chatham Lodging Trust	950,360
		1,761,879

REITs-Mortgage: 4.49%
113,500	Colony NorthStar, Inc., Class A	1,425,560

REITs-Office Property: 14.50%
5,700	Alexandria Real Estate Equities, Inc.	678,129
7,200	Digital Realty Trust, Inc.	851,976
48,600	Franklin Street Properties Corp.	516,132
36,300	Government Properties Income Trust	681,351
9,500	HCP, Inc.	264,385
59,700	Paramount Group, Inc.	955,200
6,500	SL Green Realty Corp.	658,580
		4,605,753

REITs-Regional Malls: 5.30%
19,000	CBL & Associates Properties, Inc.	159,410
24,600	GGP, Inc.	510,942
7,600	Macerich Co.	417,772
12,000	Taubman Centers, Inc.	596,400
		1,684,524

REITs-Residential: 0.54%
7,941	American Homes 4 Rent, Class A	172,399

REITs-Shopping Centers: 11.96%
19,100	Acadia Realty Trust	546,642
22,700	Brixmor Property Group, Inc.	426,760
66,400	DDR Corp.	608,224
14,800	Kimco Realty Corp.	289,340
23,086	Kite Realty Group Trust	467,491
32,700	Retail Opportunity Investments Corp.	621,627
27,500	Tanger Factory Outlet Centers, Inc.	671,550
20,000	Washington Prime Group, Inc.	166,600
		3,798,234

REITs-Specialized: 3.21%
9,100	CoreSite Realty Corp.	1,018,290

REITs-Storage: 3.48%
44,900	Jernigan Capital, Inc.	922,695
7,503	National Storage Affiliates Trust	181,873
		1,104,568

REITs-Timber: 2.64%
24,600	Weyerhaeuser Co.	837,138

REITs-Warehouse/Industrial: 2.09%
24,200	STAG Industrial, Inc.	664,774

	Total Common Stocks (Cost $26,295,432)	28,897,989

	Total Investments: 91.00% (Cost $26,295,432)	28,897,989

	Net Other Assets and Liabilities: 9.00%	2,858,090

	Net Assets: 100.00%	$31,756,079

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments (Note 1) (Unaudited)

Salient Select Income Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 31.61%

Medical-Nursing Homes: 0.83%
733,500	Brookdale Senior Living, Inc.(a)(b)	$7,775,100

REITs-Apartments: 1.08%
940,796	Clipper Realty, Inc.(a)(c)	10,075,925

REITs-Diversified: 1.41%
1,215,715	Resource Capital Corp.(a)	13,105,408

REITs-Healthcare: 5.63%
1,947,200	MedEquities Realty Trust, Inc.(a)(c)	22,879,600
1,349,425	Sabra Health Care REIT, Inc.(a)	29,606,385
		52,485,985

REITs-Hotels: 3.22%
1,407,917	Chatham Lodging Trust(a)	30,016,790

REITs-Mortgage: 3.56%
2,646,412	Colony NorthStar, Inc., Class A(a)	33,238,935

REITs-Office Property: 1.94%
1,706,700	Franklin Street Properties Corp.(a)	18,125,154

REITs-Regional Malls: 2.19%
560,000	CBL & Associates Properties, Inc.(a)	4,698,400
214,800	Taubman Centers, Inc.(a)	10,675,560
600,000	Washington Prime Group, Inc.(a)	4,998,000
		20,371,960

REITs-Residential: 0.52%
221,779	American Homes 4 Rent, Class A(a)	4,814,822

REITs-Shopping Centers: 3.59%
2,137,200	DDR Corp.(a)	19,576,752
684,793	Kite Realty Group Trust(a)	13,867,058
		33,443,810

REITs-Specialized: 2.19%
1,089,000	Government Properties Income Trust(a)	20,440,530

REITs-Storage: 3.37%
1,296,700	Jernigan Capital, Inc.(a)(c)	26,647,185
198,892	National Storage Affiliates Trust(a)	4,821,142
		31,468,327

REITs-Warehouse/Industrial: 2.08%
706,118	STAG Industrial, Inc.(a)	19,397,061

	Total Common Stocks (Cost $296,141,190)	294,759,807

Convertible Preferred Stocks: 11.24%

REITs-Diversified: 1.73%
	Lexington Realty Trust
316,455	Series C, 6.500%(a)	16,169,268

REITs-Office Property: 0.39%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(a)	3,675,028

REITs-Residential: 4.47%
	American Homes 4 Rent
204,044	Series A, 5.000%(a)	5,813,214
250,000	Series B, 5.000%(a)	7,115,000
841,000	Series C, 5.500%(a)	24,027,370
170,000	Series D, 6.500%	4,692,000
		41,647,584

REITs-Shopping Centers: 1.43%
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	13,297,284

REITs-Specialized: 3.22%
	EPR Properties
248,700	Series C, 5.750%	6,891,477
644,101	Series E, 9.000%(a)	23,103,903
		29,995,380

	Total Convertible Preferred Stocks (Cost $70,637,529)	104,784,544

Preferred Stocks: 55.62%

Oil, Gas & Consumable Fuels: 0.71%
	TravelCenters of America LLC
270,170	8.250%, 1/15/2028(a)	6,646,182

REITs-Apartments: 0.76%
	Sun Communities, Inc.
280,000	Series A, 7.125%(a)	7,070,000

REITs-Diversified: 4.94%
	Colony NorthStar, Inc.
200,000	Series I, 7.150%	5,092,000
	CorEnergy Infrastructure Trust, Inc.
500,000	Series A, 7.375%(a)	13,000,000
	Global Net Lease, Inc.
474,600	Series A, 7.250%(b)	11,855,508
	Investors Real Estate Trust
262,000	Series B, 7.950%(a)	6,570,960
80,000	Series C, 6.625%(b)	1,968,000
	Landmark Infrastructure Partners LP
100,000	Series B, 7.900%	2,550,000
	Spirit Realty Capital, Inc.
200,000	Series A, 6.000%(b)	5,000,000
		46,036,468

REITs-Healthcare: 2.94%
	Global Medical REIT, Inc.
400,000	Series A, 7.500%(b)	10,032,000

	Sabra Health Care REIT, Inc.
676,943	Series A, 7.125%(a)	17,363,588
		27,395,588

REITs-Hotels: 11.20%
	Ashford Hospitality Prime, Inc.
2,756,900	Series B, 5.500%(a)	55,744,518
	Hersha Hospitality Trust
275,000	Series C, 6.875%(a)	6,953,375
200,000	Series E, 6.500%	5,074,000
	Pebblebrook Hotel Trust
177,725	Series D, 6.375%	4,645,731
	RLJ Lodging Trust
1,025,000	Series A, 1.950%(a)	28,515,500
	Summit Hotel Properties, Inc.
137,500	Series C, 7.125%	3,518,625
		104,451,749

REITs-Mortgage: 12.64%
	Colony NorthStar, Inc.
531,714	Series E, 8.750%(a)	14,515,793
367,984	Series G, 7.500%(a)	9,493,987
400,000	Series H, 7.125%(a)	10,272,000
	iStar Financial, Inc.
266,011	Series D, 8.000%(a)	6,748,699
861,299	Series E, 7.875%(a)	21,674,589
567,811	Series F, 7.800%(a)	14,286,125
848,247	Series G, 7.650%(a)	21,528,509
275,200	Series I, 7.500%(a)	6,907,520
	Resource Capital Corp.
30,657	8.625%	781,140
96,978	8.250%	2,380,810
	Sutherland Asset Management Corp.
360,000	7.000%, 8/15/2023(b)	9,313,200
		117,902,372

REITs-Office Property: 1.10%
	Gramercy Property Trust
263,479	Series A, 7.125%(a)	6,990,098
	Highwoods Properties, Inc.
2,624	Series A, 8.625%(a)	3,310,996
		10,301,094

REITs-Regional Malls: 0.92%
	Washington Prime Group, Inc.
340,669	Series I, 6.875%(a)	8,543,979

REITs-Residential: 4.63%
	Bluerock Residential Growth REIT, Inc.
200,000	Series A, 8.250%	5,248,600
224,000	Series C, 7.625%	5,763,520
275,000	Series D, 7.125%	7,040,000
	UMH Properties, Inc.
329,000	Series B, 8.000%	9,100,140
600,000	Series C, 6.750%	16,044,000
		43,196,260

REITs-Shopping Centers: 10.38%
	Cedar Realty Trust, Inc.
151,879	Series B, 7.250%(a)	3,839,501
200,000	Series C, 6.500%(b)	4,934,000

	Kimco Realty Corp.
200,000	Series L, 5.125%(b)	4,992,000
	Pennsylvania Real Estate Investment Trust
200,000	Series D, 6.875%(b)	4,998,000
	Retail Properties of America, Inc.
237,000	Series A, 7.000%(a)	6,043,500
	Saul Centers, Inc.
775,000	Series C, 6.875%(a)	19,894,250
	Urstadt Biddle Properties, Inc.
710,000	Series F, 7.125%(a)	18,012,700
450,000	Series G, 6.750%	11,841,750
350,000	Series H, 6.250%(b)	9,044,000
	Wheeler Real Estate Investment Trust, Inc.
390,000	Series B, 9.000%	8,658,000
200,000	Series D, 8.750%	4,500,000
		96,757,701

REITs-Specialized: 3.77%
	CoreSite Realty Corp.
400,000	Series A, 7.250%(a)	10,204,000
	EPR Properties
130,215	Series F, 6.625%(a)	3,319,180
	Farmland Partners, Inc.
800,000	Series B, 6.000%(a)	21,656,000
		35,179,180

REITs-Warehouse/Industrial: 1.63%
	Monmouth Real Estate Investment Corp.
400,000	Series C, 6.125%	10,072,000
	STAG Industrial, Inc.
200,000	Series B, 6.625%(a)	5,148,000
		15,220,000

	Total Preferred Stocks (Cost $451,019,421)	518,700,573

Principal
Amount

Contingent Convertible Securities: 0.69%

Department Stores: 0.69%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$9,265,000	7.625%, 03/01/97	6,462,338

	Total Contingent Convertible Securities (Cost $6,717,223)	6,462,338

Corporate Bonds: 1.36%

Department Stores: 1.36%
	JC Penney Corp., Inc., Sr. Unsec. Notes
5,000,000	6.375%, 10/15/36(a)	3,562,500
12,135,000	7.400%, 04/01/37	9,161,925
		12,724,425

	Total Corporate Bonds (Cost $12,111,611)	12,724,425

Convertible Corporate Bonds: 6.72%

REITs-Diversified: 4.71%
	Consolidated-Tomoka Land Co., Sr. Unsec. Notes
20,250,000	4.500%, 03/15/20	21,870,000
	CorEnergy Infrastructure Trust, Inc., Sr. Unsec. Notes
19,000,000	7.000%, 06/15/20	22,111,250
		43,981,250

REITs-Mortgage: 2.01%
	iStar Financial, Inc., Sr. Unsec. Notes
18,500,000	3.125%, 09/15/22(d)	18,708,125

	Total Convertible Corporate Bonds (Cost $56,515,177)	62,689,375

	Total Investments: 107.24% (Cost $893,142,151)	1,000,121,062

	Net Other Assets and Liabilities: (7.24)%	(67,525,907)

	Net Assets: 100.00%	$932,595,155

Shares

Schedule of Securities Sold Short: (8.91%)

Exchange-Traded Funds: (8.91%)
(1,000,000)	Vanguard REIT ETF	$(83,090,000)

	Total Securities Sold Short (Proceeds $82,623,791)	$(83,090,000)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $521,332,198, representing 55.90% of net assets.

(b)	Non-income producing security.

(c)	Affiliated company. See note 2 for more information.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $18,708,125, representing 2.01% of net assets.

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Schedule of Investments (Note 1) (Unaudited)

Salient Select Opportunity Fund

September 30, 2017

Shares		Value (Note 1)

Common Stocks: 78.18%

Banks: 17.03%
5,400	BankUnited, Inc.	$192,078
51,000	Commerzbank AG(a)	693,788
110,822	Unione di Banche Italiane SpA	574,481
		1,460,347

Capital Goods: 2.95%
11,500	Ferrovial SA	253,148

Financials: 4.92%
2,300	Berkshire Hathaway, Inc., Class B(a)(b)	421,636

Healthcare Providers & Services: 2.37%
175,000	Genesis Healthcare, Inc.(a)(b)	203,000

Hotels & Motels: 5.09%
32,000	Belmond, Ltd., Class A(a)(b)	436,800

Hotels, Restaurants & Leisure: 2.69%
750	Chipotle Mexican Grill, Inc.(a)(b)	230,873

IT Services: 1.25%
2,100	InterXion Holding NV(a)(b)	106,953

Media: 3.24%
1,300	Madison Square Garden Co., Class A(a)	278,330

Medical-Nursing Homes: 2.47%
20,000	Brookdale Senior Living, Inc.(a)	212,000

Oil, Gas & Consumable Fuels: 2.38%
48,000	TravelCenters of America LLC(a)	204,000

REITs-Hotels: 13.15%
92,133	Ashford Hospitality Prime, Inc.(b)	875,263
20,100	Capital Senior Living Corp.(a)	252,255
		1,127,518

REITs-Mortgage: 9.02%
19,545	CIM Commercial Trust Corp.(b)	328,356
35,491	Colony NorthStar, Inc., Class A(b)	445,767
		774,123

REITs-Shopping Centers: 2.08%
19,500	DDR Corp.(b)	178,620

REITs-Specialized: 2.68%
21,332	Resource Capital Corp.	229,959

REITs-Storage: 2.85%
11,900	Jernigan Capital, Inc.	244,545

REITs-Timber: 4.01%
10,100	Weyerhaeuser Co.(b)	343,703

	Total Common Stocks (Cost $7,545,569)	6,705,555

Limited Partnerships: 2.49%

Capital Markets: 2.49%
6,400	Blackstone Group LP(b)	213,568

	Total Limited Partnerships (Cost $153,632)	213,568

Convertible Preferred Stocks: 5.00%

REITs-Residential: 5.00%
	American Homes 4 Rent
15,000	Series C, 5.500%(b)	428,550

	Total Convertible Preferred Stocks (Cost $367,425)	428,550

Principal
Amount

Contingent Convertible Securities: 6.76%

Banks: 6.76%
	Deutsche Bank AG, Jr. Sub. Notes
$300,000	7.500%, Perpetual Maturity(b)(c)(d)	315,975
	UniCredit SpA, Jr. Sub. Notes
250,000	8.000%, Perpetual Maturity(c)(d)	264,188
		580,163

	Total Contingent Convertible Securities (Cost $536,445)	580,163

Corporate Bonds: 4.15%

Department Stores: 4.15%
	JC Penney Corp., Inc., Sr. Unsec. Notes
500,000	6.375%, 10/15/36	356,250

	Total Corporate Bonds (Cost $386,326)	356,250

Convertible Corporate Bonds: 2.52%

REITs-Diversified: 2.52%
	Consolidated-Tomoka Land Co., Sr. Unsec. Notes
200,000	4.500%, 03/15/20(b)	216,000

	Total Convertible Corporate Bonds

(Cost $200,000)	216,000

Total Investments: 99.10% (Cost $9,189,397)	8,500,086

Net Other Assets and Liabilities: 0.90%	77,430

Net Assets: 100.00%	$8,577,516

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $4,260,327, representing 49.67% of net assets.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Represents a step-up bond. Rate disclosed is as of September 30, 2017.

Investment Abbreviations:

Jr. - Junior

REIT - Real Estate Investment Trust

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Schedule of Investments (Note 1) (Unaudited)

Salient Tactical Growth Fund

September 30, 2017

		Value
Shares		(Note 1)

Exchange-Traded Funds: 50.64%

270,441	iShares® Russell 2000® ETF	$40,073,947
175,439	SPDR® Dow Jones Industrial Average ETF Trust	39,266,757
462,357	SPDR® S&P 500® ETF Trust(a)	116,157,949

	Total Exchange-Traded Funds (Cost $179,948,330)	195,498,653

	Total Investments: 50.64% (Cost $179,948,330)	195,498,653

	Net Other Assets and Liabilities: 49.36%	190,591,640

	Net Assets: 100.00%	$386,090,293

Percentages are stated as a percent of net assets.

(a) The SPDR S&P 500 ETF Annual Report, along with the report the independent registered public accounting firm, is included in the Security’s Form N-CSR available at “www.sec.gov”. As of September 30, 2017, the percentage of the Fund’s net assets invested in the SPDR® S&P 500® ETF Trust was 30.09%.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipts

Schedule of Investments (Note 1) (Unaudited)

Salient Tactical Muni & Credit Fund

September 30, 2017

Principal		Value
Amount		(Note 1)

Corporate Bonds: 6.30%

Consumer Non-cyclical: 3.57%
	Hackensack Meridian Health, Inc., Sr. Unsec. Notes
$1,500,000	4.500%, 07/01/57	$1,630,973

	Northwell Healthcare, Inc., Sec. Notes
1,000,000	4.260%, 11/01/47	1,007,810
		2,638,783

Financial: 2.73%
	Illinois Receivables Trust II, Sec. Notes
2,000,000	8.250%, 07/01/18(a)(b)(c)	2,019,455

	Total Corporate Bonds (Cost $4,595,567)	4,658,238

Municipal Bonds: 88.24%

Alabama: 3.34%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
1,500,000	0.000%, 10/01/50(d)	1,239,960

	The Lower Alabama Gas District Revenue Bonds, Series A
1,000,000	5.000%, 09/01/46	1,229,580
		2,469,540

Arizona: 1.23%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
745,000	5.000%, 12/01/37	910,502

California: 12.30%
	California State Educational Facilities Authority Revenue Bonds (Stanford University), Series U-6
1,000,000	5.000%, 05/01/45	1,328,110

	California State Health Facilities Financing Authority Revenue Bonds, Series B
1,500,000	5.000%, 11/15/46	1,717,095

	California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A
500,000	5.000%, 06/01/46(b)	505,635

	California Statewide Communities Development Authority Revenue Bonds (Front Porch Communities & Services), Series A
170,000	5.000%, 04/01/29	201,771

	M-S-R Energy Authority Revenue Bonds, Series B
1,000,000	6.500%, 11/01/39	1,429,440

	Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A
2,250,000	6.250%, 10/01/40	2,750,648

	University of California (Revenues Limited Project) Revenue Bonds, Series M
1,000,000	5.000%, 05/15/52	1,156,020
		9,088,719

Colorado: 1.36%

	City & County of Denver, Colorado Airport System Revenue Bonds (Denver International Airport), Series B
1,000,000	1M US L * 0.7 + 0.860%, 11/15/31(e)	1,007,360

Georgia: 2.21%

	Atlanta, Georgia Development Authority Senior Health Georgia Proton Treatment Center Revenue Bonds, Series A1
500,000	6.750%, 01/01/35	512,565

	Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority)
1,000,000	5.000%, 04/01/33	1,120,790
		1,633,355

Illinois: 10.52%

	City of Chicago, Illinois General Obligation Bonds, Series 2002B
1,500,000	5.500%, 01/01/34	1,644,150

	City of Chicago, Illinois General Obligation Bonds, Series A
1,000,000	6.000%, 01/01/38	1,160,770

	City of Chicago, Illinois Transit Authority Capital Grant Receipts Revenue Bonds
1,000,000	5.000%, 06/01/26	1,174,850

	State of Illinois Finance Authority Revenue Bonds (Presence Health Network), Series C
1,000,000	4.000%, 02/15/36	1,026,720
1,500,000	5.000%, 02/15/29	1,727,460

	State of Illinois General Obligation Bonds, Series A
1,000,000	5.000%, 04/01/35	1,042,870
		7,776,820

Iowa: 5.02%

	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
3,660,000	6.500%, 06/01/23	3,707,653

Kentucky: 2.99%

	Kentucky Economic Development Finance Authority Hospital Revenue Bonds
1,000,000	5.000%, 08/15/31	1,127,760
1,000,000	5.000%, 08/15/46	1,084,210
		2,211,970

Louisiana: 1.56%

	State of Louisiana Gasoline & Fuels Tax, Refunding Revenue Bonds, Sub-Lien, Series C
1,000,000	5.000%, 05/01/45	1,153,060

Maine: 1.55%

	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A
1,100,000	5.000%, 07/01/46	1,142,548

Maryland: 0.66%

	Maryland State Economic Development Corp., Revenue Bonds (CNX Marine Terminals, Inc.)
470,000	5.750%, 09/01/25	484,420

Massachusetts: 1.52%

	Massachusetts Development Finance Agency Revenue Bonds (Emerson College), Series A
1,000,000	5.000%, 01/01/47	1,121,740

Michigan: 1.42%

	Michigan State Finance Authority Revenue Bonds, Series F1
1,000,000	4.500%, 10/01/29	1,050,790

New Jersey: 10.63%

	Atlantic City New Jersey Refunding Tax Appeal General Obligation Bonds, Series B
250,000	4.000%, 03/01/42(f)	255,107

	New Jersey Economic Development Authority Revenue Bonds, Series A
1,000,000	5.000%, 07/01/28	1,166,020

	New Jersey Economic Development Authority Revenue Bonds, Series D-1
1,000,000	0.000%, 02/15/22(g)	873,120

	New Jersey Economic Development Authority Revenue Bonds, Series DDD
500,000	5.000%, 06/15/34	545,705

	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
4,000,000	4.625%, 06/01/26	4,013,960

	New Jersey Turnpike Authority Revenue Bonds, Series B
1,000,000	1M US L * 0.7 + 0.700%, 01/01/24(e)(f)	1,001,160
		7,855,072

New York: 2.21%

	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3
1,500,000	5.000%, 11/15/44(b)	1,634,685

Ohio: 10.57%

	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
5,000,000	5.125%, 06/01/24	4,743,850
2,790,000	6.500%, 06/01/47	2,792,985

	State of Ohio Pollution Control Revenue Bonds (Ohio Water Development Authority), Series C
600,000	4.000%, 06/01/33(e)	273,042
		7,809,877

Pennsylvania: 1.55%

	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds
1,000,000	5.000%, 05/01/27(b)	1,145,680

Puerto Rico: 1.48%

	Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU
625,000	3M US L * 0.67 + 0.520%, 07/01/29(e)	507,813

	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series L
500,000	5.250%, 07/01/41	582,550
		1,090,363

Rhode Island: 1.44%

	Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Series A
1,000,000	5.000%, 06/01/40	1,060,630

Texas: 10.46%

	North Texas Tollway Authority Revenue Bonds, Series B
1,000,000	5.000%, 01/01/45	1,117,580

	Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.), VRDN
3,000,000	7.250%, 02/01/36(b)(e)	3,085,590

	State of Texas, General Obligation Bonds
2,000,000	5.500%, 08/01/30	2,483,320

	Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association)
1,000,000	8.250%, 07/01/24	1,046,460
		7,732,950

Washington: 3.01%

	Port of Seattle, Washington Revenue Bonds, Series A
1,000,000	5.000%, 04/01/40	1,135,470

	Washington State Health Care Facilities Authority Revenue Bonds (Fred Hutchinson Cancer Research Center), Series A
1,000,000	5.000%, 01/01/47	1,092,750
		2,228,220

West Virginia: 1.21%

	West Virginia Economic Development Authority Refunding Revenue Bonds (Morgantown Energy Assistance Project)
910,000	2.875%, 12/15/26	894,184

	Total Municipal Bonds (Cost $61,737,568)	65,210,138

Par Value

Short Term Securities: 6.35%

	FHLB, Discount Notes

1,000,000	1.030%, 11/08/17(h)	998,884
1,200,000	1.056%, 11/10/17(h)	1,198,583
2,500,000	1.063%, 11/03/17(h)	2,497,625

	Total Short Term Securities (Cost $4,695,131)	4,695,092

	Total Investments: 100.89% (Cost $71,028,266)	74,563,468

	Net Other Assets and Liabilities: (0.89)%	(659,136)(i)

	Net Assets: 100.00%	$73,904,332

Percentages are stated as a percent of net assets.

LIBOR Rates:

1M US L - 1 Month LIBOR as of September 30, 2017 was 1.230%

3M US L - 3 Month LIBOR as of September 30, 2017 was 1.330%

(a)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $8,391,045, representing 11.35% of net assets.

(c)	Fair valued using significant unobservable inputs as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,019,455, or 2.73% of the fund’s net assets.

(d)	Represents a step-up bond. Rate disclosed is as of September 30, 2017.

(e)	Variable rate investment. Interest rates reset periodically. The reference rate and spread are indicated in the description above, along with the reference rate in effect at September 30, 2017.

(f)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.

(g)	Represents a zero coupon bond.

(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(i)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts Sold

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Gain/(Loss)

10-Year U.S. Treasury Notes Futures	22	December 2017	$2,756,875	$28,503
U.S. Treasury Long Bond Futures	15	December 2017	2,292,188	26,850

Total Futures Contracts			$5,049,063	$55,353

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets

04/26/2017	Illinois Receivables Trust II, Sec. Notes
	8.250%, 07/01/18(a)(b)(c)	$2,000,000	$2,019,455	2.73%
		$2,000,000	$2,019,455	2.73%

Investment Abbreviations:

FHLB - Federal Home Loan Bank

LIBOR – London Interbank Offered Rate

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

VRDN - Variable Rate Demand Notes

Schedule of Investments (Note 1) (Unaudited)

Salient Tactical Real Estate Fund

September 30, 2017

		Value
Shares		(Note 1)

Common Stocks: 111.57%

Healthcare Providers & Services: 0.47%
243,000	Genesis Healthcare, Inc.(a)(b)	$281,880

Hotels, Restaurants & Leisure: 2.26%
99,200	Belmond, Ltd., Class A(a)(b)	1,354,080

IT Services: 2.41%
1,500	Equinix, Inc.(a)	669,450
15,200	InterXion Holding NV(a)(b)	774,136
		1,443,586

Media: 3.51%
9,800	Madison Square Garden Co., Class A(a)(b)	2,098,180

Oil, Gas & Consumable Fuels: 2.49%
350,000	TravelCenters of America LLC(a)(b)	1,487,500

Real Estate Operating/Development: 2.27%
53,300	Forest City Realty Trust, Inc., Class A(a)	1,359,683

REITs-Apartments: 9.24%
7,000	American Campus Communities, Inc.	309,050
5,100	AvalonBay Communities, Inc.(a)	909,942
64,000	Clipper Realty, Inc.	685,440
30,600	Equity Residential(a)	2,017,458
6,300	Essex Property Trust, Inc.(a)	1,600,389
		5,522,279

REITs-Diversified: 19.00%
27,000	Alexander & Baldwin, Inc.(a)	1,250,910
43,000	American Assets Trust, Inc.(a)	1,710,110
18,600	CoreSite Realty Corp.(a)	2,081,340
63,000	Farmland Partners, Inc.	569,520
7,000	Howard Hughes Corp.(a)(b)	825,510
10,099	JBG SMITH Properties(a)(b)	345,487
159,715	Resource Capital Corp.(a)	1,721,728
60,000	Urstadt Biddle Properties, Inc., Class A(a)	1,302,000
20,200	Vornado Realty Trust(a)	1,552,976
		11,359,581

REITs-Healthcare: 12.11%
144,200	Brookdale Senior Living, Inc.(a)(b)	1,528,520
95,300	Capital Senior Living Corp.(b)	1,196,015
140,300	MedEquities Realty Trust, Inc.(a)	1,648,525
87,600	Sabra Health Care REIT, Inc.(a)	1,921,944
13,500	Welltower, Inc.(a)	948,780
		7,243,784

REITs-Hotels: 6.20%
187,444	Ashford Hospitality Prime, Inc.(a)	1,780,718

90,445	Chatham Lodging Trust(a)	1,928,287
		3,709,005

REITs-Mortgage: 5.53%
226,551	Colony NorthStar, Inc., Class A(a)	2,845,481
39,000	iStar, Inc.(a)(b)	460,200
		3,305,681

REITs-Office Property: 16.57%
12,200	Alexandria Real Estate Equities, Inc.	1,451,434
17,100	Digital Realty Trust, Inc.(a)	2,023,443
114,100	Franklin Street Properties Corp.(a)	1,211,742
71,000	Government Properties Income Trust	1,332,670
15,000	HCP, Inc.(a)	417,450
128,100	Paramount Group, Inc.(a)	2,049,600
14,000	SL Green Realty Corp.(a)	1,418,480
		9,904,819

REITs-Regional Malls: 5.04%
44,800	GGP, Inc.(a)	930,496
14,400	Macerich Co.(a)	791,568
25,950	Taubman Centers, Inc.(a)	1,289,715
		3,011,779

REITs-Residential: 0.53%
14,556	American Homes 4 Rent, Class A(a)	316,011

REITs-Shopping Centers: 14.69%
70,600	Acadia Realty Trust(a)	2,020,572
47,000	Brixmor Property Group, Inc.(a)	883,600
36,000	CBL & Associates Properties, Inc.(a)	302,040
142,800	DDR Corp.(a)	1,308,048
26,000	Kimco Realty Corp.(a)	508,300
44,069	Kite Realty Group Trust(a)	892,397
68,400	Retail Opportunity Investments Corp.(a)	1,300,284
51,300	Tanger Factory Outlet Centers, Inc.	1,252,746
38,000	Washington Prime Group, Inc.	316,540
		8,784,527

REITs-Storage: 3.50%
85,600	Jernigan Capital, Inc.(a)	1,759,080
13,741	National Storage Affiliates Trust(a)	333,082
		2,092,162

REITs-Timber: 3.62%
63,600	Weyerhaeuser Co.(a)	2,164,308

REITs-Warehouse/Industrial: 2.13%
46,288	STAG Industrial, Inc.(a)	1,271,531

	Total Common Stocks (Cost $63,619,959)	66,710,376

Convertible Preferred Stocks: 1.46%

REITs-Hotels: 1.46%
	Ashford Hospitality Prime, Inc., Series B
43,100	5.500%	871,482

	Total Convertible Preferred Stocks

(Cost $1,062,589)	871,482

Total Investments: 113.03% (Cost $64,682,548)	67,581,858

Net Other Assets and Liabilities: (13.03)%	(7,788,493)

Net Assets: 100.00%	$59,793,365

Shares

Schedule of Securities Sold Short: (26.40)%

Exchange-Traded Funds: (26.40)%
(190,000)	Vanguard REIT ETF	$(15,787,100)

	Total Securities Sold Short (Proceeds $15,698,520)	$(15,787,100)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $45,355,144, representing 75.85% of net assets.

(b)	Non-income producing security.

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Schedule of Investments (Note 1) (Unaudited)

Salient US Dividend Signal Fund

September 30, 2017

Shares		Value (Note 1)

Common Stocks: 92.67%

Consumer Discretionary: 13.27%
4,600	Comcast Corp., Class A	$177,008
1,400	Home Depot, Inc.	228,984
7,200	Interpublic Group of Companies, Inc.	149,688
700	McDonald’s Corp.	109,676
1,000	Pool Corp.	108,170
1,000	Walt Disney Co.	98,570
		872,096

Consumer Staples: 7.88%
500	Costco Wholesale Corp.	82,145
1,700	Nestle SA, Sponsored ADR	142,817
1,500	Procter & Gamble Co.	136,470
2,000	Wal-Mart Stores, Inc.	156,280
		517,712

Energy: 2.34%
4,400	Suncor Energy, Inc.	154,132

Financials: 18.47%
500	BlackRock, Inc.	223,545
4,500	CenterState Banks, Corp.	120,600
500	CME Group, Inc., Class A	67,840
1,300	First American Financial Corp., Class A	64,961
2,200	JPMorgan Chase & Co.	210,122
900	Prologis, Inc.	57,114
6,400	Sterling Bancorp	157,760
41,828	Symphony International Holdings, Ltd.(a)	36,098
3,800	U.S. Bancorp	203,642
4,500	Virtu Financial, Inc., Class A	72,900
		1,214,582

Healthcare: 16.41%
1,300	Amgen, Inc.	242,385
900	Becton Dickinson and Co.	176,355
1,500	Cardinal Health, Inc.	100,380
700	Cooper Companies, Inc.	165,977
1,800	Johnson & Johnson	234,018
5,000	Roche Holding AG, Sponsored ADR	160,000
		1,079,115

Industrials: 11.75%
400	Acuity Brands, Inc.	68,512
800	Eaton Corp. Plc	61,432
900	General Dynamics Corp.	185,022
850	John Bean Technologies Corp.	85,935
2,100	Owens Corning	162,435
1,800	United Technologies Corp.	208,944
		772,280

Information Technology: 18.17%
1,000	Accenture Plc, Class A	135,070
1,033	Apple, Inc.	159,206
1,900	Broadridge Financial Solutions, Inc.	153,558
2,800	Cisco Systems, Inc.	94,164
2,600	DST Systems, Inc.	142,688

900	KLA-Tencor Corp.	95,400
2,800	Microsoft Corp.	208,572
2,300	Texas Instruments, Inc.	206,172
		1,194,830

Materials: 2.57%
1,301	Eastman Chemical Co.	117,727
600	Neenah Paper, Inc.	51,330
		169,057

Real Estate: 1.81%
3,000	HFF, Inc., Class A	118,680

	Total Common Stocks (Cost $5,297,762)	6,092,484

Limited Partnerships: 1.27%

Financials: 1.27%
2,500	Blackstone Group LP	83,425

	Total Limited Partnerships (Cost $82,807)	83,425

	Total Investments: 93.94% (Cost $5,380,569)	6,175,909

	Net Other Assets and Liabilities: 6.06%	398,564

	Net Assets: 100.00%	$6,574,473

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

Forward Funds

Notes to Schedules of Investments (Unaudited)

September 30, 2017

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2017.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies, including the Underlying Funds, are valued at the investment company’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. AMLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

(f) SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

(g) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of September 30, 2017, Salient Select Income Fund and Salient Tactical Real Estate Fund held securities sold short with a value of $83,090,000 and $15,787,100, respectively. No other Funds held securities sold short as of September 30, 2017.

(h) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total

Salient Adaptive Balanced Fund
Affiliated Investment Companies	$27,571,528	–	–	$27,571,528
Exchange-Traded Funds	6,132,771	–	–	6,132,771

Total	$33,704,299	–	–	$33,704,299

Salient Adaptive Income Fund
Affiliated Investment Companies	$7,316,657	–	–	$7,316,657
Exchange-Traded Funds	4,940,642	–	–	4,940,642

Total	$12,257,299	–	–	$12,257,299

Salient Adaptive US Equity Fund
Exchange-Traded Funds	$15,685,513	–	–	$15,685,513

Total	$15,685,513	–	–	$15,685,513

Salient EM Infrastructure Fund
Common Stocks(a)	$32,574,673	$–	–	$32,574,673
Limited Partnerships(a)	372,855	–	–	372,855
Participation Notes(a)	–	904,571	–	904,571
Preferred Stocks(a)	1,233,120	–	–	1,233,120

Total	$34,180,648	$904,571	–	$35,085,219

Salient International Dividend Signal Fund
Common Stocks(a)	$93,892,747	$–	–	$93,892,747
Participation Notes(a)	–	3,299,651	–	3,299,651
Preferred Stocks(a)	2,693,825	–	–	2,693,825
Collateralized Mortgage Obligations(a)	–	1,109,708	–	1,109,708
Corporate Bonds(a)	–	2,836,370	–	2,836,370
Government Bonds(a)	–	285,473	–	285,473

Total	$96,586,572	$7,531,202	–	$104,117,774

Salient International Real Estate Fund
Common Stocks(a)	$21,024,271	–	–	$21,024,271

Total	$21,024,271	–	–	$21,024,271

Salient International Small Cap Fund
Common Stocks(a)	$119,891,462	–	–	$119,891,462

Total	$119,891,462	–	–	$119,891,462

Salient Real Estate Fund
Common Stocks(a)	$28,897,989	–	–	$28,897,989

Total	$28,897,989	–	–	$28,897,989

Salient Select Income Fund
Common Stocks(a)	$294,759,807	$–	–	$294,759,807
Convertible Preferred Stocks(a)	104,784,544	–	–	104,784,544
Preferred Stocks(a)	518,700,573	–	–	518,700,573
Contingent Convertible Securities(a)	–	6,462,338	–	6,462,338
Corporate Bonds(a)	–	12,724,425	–	12,724,425
Convertible Corporate Bonds(a)	–	62,689,375	–	62,689,375

Total	$918,244,924	$81,876,138	–	$1,000,121,062

Salient Select Opportunity Fund
Common Stocks(a)	$6,705,555	$–	–	$6,705,555
Limited Partnerships(a)	213,568	–	–	213,568
Convertible Preferred Stocks(a)	428,550	–	–	428,550
Contingent Convertible Securities(a)	–	580,163	–	580,163
Corporate Bonds(a)	–	356,250	–	356,250
Convertible Corporate Bonds(a)	–	216,000	–	216,000

Total	$7,347,673	$1,152,413	–	$8,500,086

Salient Tactical Growth Fund
Exchange-Traded Funds	$195,498,653	–	–	$195,498,653

Total	$195,498,653	–	–	$195,498,653

Salient Tactical Muni & Credit Fund
Corporate Bonds
Consumer Non-cyclical	–	$2,638,783	$–	$2,638,783
Financial	–	–	2,019,455(b)	2,019,455
Municipal Bonds(a)	–	65,210,138	–	65,210,138
Short-Term Securities	–	4,695,092	–	4,695,092

Total	–	$72,544,013	$2,019,455	$74,563,468

Salient Tactical Real Estate Fund
Common Stocks(a)	$66,710,376	–	–	$66,710,376
Convertible Preferred Stocks(a)	871,482	–	–	871,482

Total	$67,581,858	–	–	$67,581,858

Salient US Dividend Signal Fund
Common Stocks(a)	$6,092,484	–	–	$6,092,484
Limited Partnerships(a)	83,425	–	–	83,425

Total	$6,175,909	–	–	$6,175,909

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Schedule of Investments.

(b) Security is valued based on the original transaction price, adjusted daily based on a treasury bond issue of similar duration, selected to serve as a proxy for the price movement of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Salient Adaptive US Equity Fund
Assets
Futures Contracts	$54,682	–	–	$54,682

Total	$54,682	–	–	$54,682

Salient International Dividend Signal Fund
Assets
Futures Contracts	$6,944	–	–	$6,944
Liabilities
Futures Contracts	(7,297)	–	–	(7,297)

Total	$(353)	–	–	$(353)

Salient Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(83,090,000)	–	–	$(83,090,000)

Total	$(83,090,000)	–	–	$(83,090,000)

Salient Tactical Muni & Credit Fund
Assets
Futures Contracts	$55,353	–	–	$55,353

Total	$55,353	–	–	$55,353

Salient Tactical Real Estate Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(15,787,100)	–	–	$(15,787,100)

Total	$(15,787,100)	–	–	$(15,787,100)

(a) Other financial instruments are derivative instruments reflected in the Schedule of Investments, such as futures contracts and short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of September 30, 2017, there were no transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Salient Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2016	$1,985,274
Accrued discount/premium	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	34,181
Purchases	2,000,000
Sales Proceeds	(2,000,000)
Transfer into Level 3	-
Transfer out of Level 3	-

Balance as of September 30, 2017	$2,019,455

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2017	$19,455

As of September 30, 2017, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(i) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of September 30, 2017, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Value and Unrealized Gain/(Loss) on Futures Contracts at 09/30/17
Salient Adaptive US Equity Fund	$54,682

Salient International Dividend Signal Fund	(353)
Salient Tactical Muni & Credit Fund	55,353

No other Funds held futures contracts as of September 30, 2017.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the period ended September 30, 2017.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A

Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the nine months ended September 30, 2017, Salient Tactical Muni & Credit Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. No Funds held swap agreements at September 30, 2017.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant I substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. No Funds held warrants as of September 30, 2017.

(j) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(k) COMMODITY FUTURES TRADING COMMISSION REGULATION

Salient Adaptive Balanced Fund and Salient Adaptive US Equity Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these Fund’s expenses, adversely affecting its total return.

(l) LEVERAGE

Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

Salient International Dividend Signal Fund, Salient Select Income Fund and Salient Tactical Real Estate Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

Salient US Dividend Signal Fund did not borrow under its line of credit agreement during the nine months ended September 30, 2017. Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, and Salient Tactical Real Estate Fund have each pledged a portion of its investment securities as the collateral for its lines of credit. As of September 30, 2017, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Salient International Dividend Signal Fund	$ 33,852,289	$ 7,344,980

Salient Select Income Fund	513,431,876	126,425,168

Salient Select Opportunity Fund	4,260,327	533,374

Salient Tactical Real Estate Fund	21,884,980	13,232,497

2. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the nine months ended September 30, 2017, Salient Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, change in unrealized appreciation/depreciation, shares and value of investment by each fund in affiliated companies for the nine months ended September 30, 2017 were as follows:

Select Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 09/30/17	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)

Investments in affiliates held as of September 30, 2017
Common Stocks
Clipper Realty, Inc.	296,296	644,500	-	940,796	$10,075,925	$233,534	($2,710,156)	$-
Jernigan Capital, Inc.	472,200	824,500	-	1,296,700	26,647,185	778,085	(1,559,183)	-
MedEquities Realty Trust	1,947,200	-	-	1,947,200	22,879,600	1,226,736	1,265,680	-

					$59,602,710	$2,238,355	$(3,003,659)	$-

Investments in affiliates no longer held as of September 30, 2017
Common Stocks
Peak Resorts, Inc.	1,182,000	-	(1,182,000)	-	$-	$132,386	$3,939,401	$(4,095,216)

Total					$-	$132,386	$3,939,401	$(4,095,216)

The Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, capital gains, return of capital distributions received, change in unrealized appreciation/depreciation, shares and value of investment of each Allocation Fund in affiliated companies for the nine months ended September 30, 2017 were as follows:

Salient Adaptive Balanced Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/2017	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)

Investments in affiliates held as of September 30, 2017
Salient Funds--Class I shares
Salient Adaptive Growth Fund	1,263,423	109,107	(241,235)	1,131,295	$8,507,341	$-	$1,069,267	$(323,241)
Salient Trend Fund	424,280	86,353	(80,128)	430,505	3,400,992	-	143,970	(269,190)
Salient Funds--Institutional Class shares
Salient Adaptive US Equity Fund	-	178,053	(17,737)	160,316	6,447,911	-	1,670,110	33,913
Salient International Dividend Signal Fund	797,912	235,975	(248,117)	785,770	5,461,103	212,112	830,025	(110,055)
Salient International Real Estate Fund	-	80,662	(19,943)	60,719	876,786	2,335	9,819	1,358
Salient Select Income Fund	85,341	34,208	(48,034)	71,515	1,684,883	77,727	(13,583)	(2,509)
Salient Tactical Muni & Credit Fund	61,331	137,937	(45,792)	153,476	1,192,512	21,228	10,397	6,344

					$27,571,528	$313,402	$3,720,005	$(663,380)

Investments in affiliates no longer held as of September 30, 2017
Salient Funds--Class Z shares
Salient Adaptive US Equity Fund	178,842	9,940	(188,782)	-	$-	$-	$(851,553)	$(576)
Salient High Yield Fund (a)	228,458	12,484	(240,942)	-	-	9,741	(35,688)	44,447
Salient Funds--Institutional Class shares
Salient EM Corporate Debt Fund (a)	289,379	17,652	(307,031)	-	-	-	53,702	(11,811)
Salient EM Dividend Signal Fund (a)	22,713	5,242	(27,955)	-	-	-	(1,590)	14,684
Salient Real Estate Fund	78,765	48,301	(127,066)	-	-	2,989	153,482	(170,124)

					$-	$12,730	$(681,647)	$(123,380)

Salient Adaptive Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/2017	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)

Investments in affiliates held as of September 30, 2017
Salient Funds--Institutional Class shares
Salient International Dividend Signal Fund	173,719	293,299	(196,191)	270,827	$1,882,245	$59,314	$172,321	$36,658
Salient International Real Estate Fund	-	88,474	-	88,474	1,277,558	3,134	5,558	-
Salient Select Income Fund	135,100	42,064	(74,051)	103,113	2,429,349	109,640	(55,716)	36,117
Salient Tactical Muni & Credit Fund	100,833	180,794	(59,297)	222,330	1,727,505	29,838	20,645	3,942

					$7,316,657	$201,926	$142,808	$76,717

Investments in affiliates no longer held as of September 30, 2017
Salient Funds--Class Z shares
Salient High Yield Fund (a)	344,923	4,917	(349,840)	-	$-	$14,135	$(162,145)	$176,042
Salient Funds--Institutional Class shares
Salient EM Corporate Debt Fund (a)	433,871	7,822	(441,693)	-	-	-	319,764	(258,125)
Salient EM Dividend Signal Fund (a)	31,104	16,987	(48,091)	-	-	-	(2,177)	24,292
Salient Real Estate Fund	117,928	34,756	(152,684)	-	-	4,366	169,483	(183,901)

					$-	$18,501	$324,925	$(241,692)

(a) Effective close of business on February 28, 2017, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund and Salient High Yield Fund were liquidated per the terms of the Board approved plan of liquidation.

Item 2 – Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	November 27, 2017

By:	/s/ Barbara H. Tolle
Barbara H. Tolle Principal Financial Officer

Date:	November 27, 2017